ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and welfare payables	¥ 372,795	$ 54,050	¥ 260,177
Payables for office supplies and utilities	238,466	34,574	149,557
Payables for delivery costs	210,779	30,560	138,833
Payables for professional service fees	132,430	19,201	249,520
Payables for the purchase of property and equipment	120,227	17,431	124,456
Other taxes payables	105,970	15,364	36,495
Payables for advertising expenditures	55,261	8,012	66,203
Others	139,497	20,226	296,765
Accrued expenses and other current liabilities	¥ 1,375,425	$ 199,418	¥ 1,322,006